(3) Acquisitions, Goodwill and Other Intangible Assets (Details) (USD $)				12 Months Ended						9 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Scenario, Previously Reported MMSMember	Sep. 30, 2011 Scenario, Previously Reported MMSMember	Sep. 30, 2012 Scenario, Previously Reported CPIMember	Sep. 30, 2011 Scenario, Previously Reported CPIMember	Sep. 30, 2012 Scenario, Previously Reported BRSMember	Sep. 30, 2011 Scenario, Previously Reported BRSMember	Jun. 30, 2013 Scenario, Previously Reported	Sep. 30, 2012 Scenario, Previously Reported	Sep. 30, 2011 Scenario, Previously Reported	Sep. 30, 2012 Scenario, Previously Reported Patent	Sep. 30, 2011 Scenario, Previously Reported Patent	Sep. 30, 2012 Scenario, Previously Reported International Surveillance Services Corp	Sep. 30, 2011 Scenario, Previously Reported International Surveillance Services Corp
Goodwill Impairment Expense											$ 3,026,327
Goodwill		375,000	5,889,395	375,000	3,401,327	0	2,488,068				375,000	5,889,395
Total other intangible assets				122,000	122,000	111,000	111,000	390,001	390,001		5,676,584	5,676,584	50,000	50,000	5,003,583	5,003,583
Amortization Expense				7,997	8,000	7,800	7,800	44,979	127,334				5,557	5,555	250,179
Intangible assets accumulated amortization	1,035,017	801,905	485,393	40,664	32,667	43,700	35,900	390,001	345,022		801,905	485,393	14,816	9,259	312,724	62,545
Other Intangible Assets, Net				81,336	89,333	67,300	75,100	0	44,979				35,184	40,741	4,690,859
Midwest Stock Purchase for 750,000											750,000 [1]
Goodwill and Intangible Asset Impairment						2,488,068
Consideration paid for use of Patent										$ 50,000 [2]

[1]	Payable as follows: (a) forgiveness of $650,000 in debt obligations owed by the Company to the former Midwest principals, and (b) cash of $100,000 payable under a note on or before April 1, 2013.
[2]	$25,000 was paid during the fiscal year ended September 30, 2010 and the balance was paid on February 3, 2011